Intangible assets and goodwill - Acquisition of subsidiaries (Details) $ / shares in Units, € in Thousands, $ in Thousands, ₽ in Millions			1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 27, 2022 USD ($) $ / shares	Jan. 25, 2022 item	Dec. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 09, 2021 USD ($)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)	Feb. 03, 2021 USD ($)	Feb. 03, 2021 RUB (₽)
Acquisition of subsidiaries in Russia
Number of game development studios acquired | item		3
Total consideration			$ 67,062						$ 67,062
Cash			55,667						55,667
Goodwill			1,836		$ 1,836				1,836	$ 1,501
Goodwill as at the dates of acquisitions			46,950						46,950	1,473
Bargain purchase on acquisition										79
Goodwill expected to be deductible for tax purpose			0		0				0
Net loss before tax from continuing operations					$ 12,417	$ 54,828			11,170	(116,317)	$ 111
Revenue									480,247	434,094
Share Consideration			3,158						3,158
Net loss from continuing operations									10,627	118,576
Deferred Share Consideration			8,237						8,237
Period for shares ineligibility for sale on Nasdaq from the date of allotment under scenario one for option becomes exercisable	1 year
Maximum period for shares from acquisition date to repurchase outstanding consideration shares under scenario two for option becomes exercisable	2 years
Option recognized as of acquisition date			$ 13,499						13,499
Unwinding discount from acquisition date to reporting date									$ 366
Acquisition related costs			51
Period of purchase of office equipment (in years)			3 years						3 years
CashFlowProjectionsPeriod									3 years
Increase in recoverable amount due to change in EV/EBITDA multiple					10.00%
IncreaseInRecoverableAmountDueToReasonablyPossibleChangeInEvEbitdaMultiple					$ 1,210
Cash Generating Unit Of Lightmap Llc [Member]
Acquisition of subsidiaries in Russia
EvToEbitda							6.86%	8.03%
Impairment charge on goodwill									$ 47,494
Growth rate of revenues			22.00%		26.00%				22.00%
CGU
Acquisition of subsidiaries in Russia
IncreaseInRecoverableAmountDueToReasonablyPossibleChangeInEvEbitdaMultiple					$ 16,733
MX Capital Limited [Member]
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired		48.80%
Recoverable amount of the CGU			$ 0						$ 0
Impairment charge on goodwill					$ 0				0
Increase in recoverable amount due to change in EV/EBITDA multiple					10.00%
Castcrown Ltd
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired		49.50%
Nexters Online LLC and Nexters Studio LLC [Member]
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired															100.00%	100.00%
Total consideration															$ 1,247	₽ 93
Nexters Online LLC [Member]
Acquisition of subsidiaries in Russia
Total consideration															163
Net loss before tax from continuing operations									6,312
Nexters Studio LLC [Member]
Acquisition of subsidiaries in Russia
Total consideration															$ 1,084
Net loss before tax from continuing operations									7,294
NHW Ltd
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired													100.00%	100.00%
Total consideration													$ 24	€ 20,000
Game Positive LLC [Member]
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired												70.00%
Total consideration												$ 1
Bargain purchase on acquisition										$ 79
Gracevale Ltd
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired	100.00%	100.00%
Total consideration	$ 70,000
Cash	55,517
Share Consideration	3,158
Deferred Share Consideration	$ 8,237
Lightmap Studio
Acquisition of subsidiaries in Russia
Percentage of voting interest acquired	100.00%	100.00%
Total consideration	$ 150
Lightmap Ltd [Member]
Acquisition of subsidiaries in Russia
Total consideration			67,062	$ 67,062					67,062
Goodwill as at the dates of acquisitions			46,950	46,950					46,950
Recoverable amount of the CGU			9,606						$ 9,606
Pre-tax discount rate									17.30%
Lightmap Ltd [Member] | Cash Generating Unit Of Lightmap Llc [Member]
Acquisition of subsidiaries in Russia
Impairment charge on goodwill									$ 46,947
Gracevale Ltd and Lightmap LLC
Acquisition of subsidiaries in Russia
Price per share for option to acquire shares | $ / shares	$ 10.00
Period for shares ineligibility for sale on Nasdaq from the date of allotment under scenario one for option becomes exercisable	1 year
Maximum period for shares from acquisition date to repurchase outstanding consideration shares under scenario two for option becomes exercisable	2 years
Option recognized as of acquisition date			$ 13,499						$ 13,499
Unwinding discount from acquisition date to reporting date				$ 366	$ 204
Increment borrowing	3.00%